Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000037571 [Member] | Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000037571 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000037571 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000037571 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000037571 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037571 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037571 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000037571 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000037571 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000037571 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037571 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024677 [Member] | Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000024677 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000024677 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000024677 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024677 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024677 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024677 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024677 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000024677 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024677 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024677 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024678 [Member] | Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000024678 [Member] | Electric And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000024678 [Member] | Prepaid Gas Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000024678 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024678 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024678 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024678 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024678 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000024678 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024678 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000024678 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%